UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23213

USCF MUTUAL FUNDS TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices)(Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of Agent for service)

Registrant’s telephone number, including area code: 510.522.9600

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

Annual Report | 6.30.2018

USCF Commodity Strategy Fund

USCFX | USCIX

USCF MUTUAL FUNDS TRUST
TABLE OF CONTENTS

LETTER TO SHAREHOLDERS

USCF COMMODITY STRATEGY FUND (“USCFX” AND “USCIX”)

The USCF Commodity Strategy Fund (the “Fund”) is an actively managed mutual fund that uses a 3rd generation commodity index from SummerHaven Index Management LLC, the SummerHaven Dynamic Commodity Index Total ReturnSM (the “Index”) as its benchmark. The Index is also used by the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”), which is an actively managed exchange traded fund with the Index as its benchmark, and the United States Commodity Index Fund (“USCI”), which is an exchange-traded product that takes a passive investment approach and tracks the Index.

For the 12 month period from 6/30/2017 to 6/29/2018, USCIX (Class I) had a total return of 13.46% and 2.81% YTD 2018 (as of 6/29/2018). USCFX (Class A) had total returns of 13.03% and 2.59% for those same periods. The total return of the Index, the Mutual Fund’s benchmark, for the same 12 month period was 15.29%, and 3.63% YTD 2018. The largest contributors to the Mutual Fund’s performance for the 12 month period were the Energy and Industrial Metal sectors.

The Index is a 3rd generation commodity index. 1st generation indices provided exposure to commodity futures based on each contract’s importance to the global economy. This they did – and continue to do – well. However, since these early indices were designed purely to represent the market, they left some investable opportunities on the table. Furthermore, some of these early indices are heavily weighted towards the energy sector. 2nd generation indices introduced some systematic innovations which led to minor improvements.

3rd generation strategies take advantage of the unique attributes of commodity markets. For example, commodities have very low correlation with one another, unlike the stocks in an equity index which tend to move together the majority of the time. While crude oil and gasoline may move together, there’s no reason that crude, cocoa, and cotton should. In fact, there are just as many reasons for these contracts to move apart than together. If we can identify those commodities that have a higher probability of outperforming over time, and reject commodities with a higher probability of underperforming, then we’ve found a very compelling way to participate in commodity markets for the long-term. That’s exactly what the Mutual Fund attempts to provide.

Based on years of historical research, the Mutual Fund uses fundamental signals to diversify its holdings in all the main commodity sectors – energy, industrial metals, precious metals, agriculture: livestock, softs, and grains. The Mutual Fund’s portfolio is reconstituted each month so that it continues to take advantage of the opportunities in the various commodities sectors.

Sometimes, 1st and 2nd generation commodity strategies will outperform the Index, particularly if other indexes/funds have a heavier weight to energy when energy does well. Over the long run, the Mutual Fund, which uses the Index as its benchmark, is designed to give investors dynamic exposure. Put another way, the Mutual Fund seeks to give you commodity exposure in a SMART way.

2	Annual Report June 30, 2018

There is no assurance that the investment process will consistently lead to successful investing for each fund.

It is not possible to invest in an index.

Past performance does not guarantee future results.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investments returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than the original cost. Gross/net expenses for Class A and Class I shares are 4.78%/1.30% and 4.53%/0.95%, respectively. The gross expense is based on actual expenses from 6/30/2017 to 6/30/2018 (vs. the prospectus which was on estimated expenses for 2017). Actual Fee waiver disclosure is on page 24 of this report.

Important Considerations:

Commodity and futures trading is highly speculative and generally volatile and is not suitable for all investors.

Investing in the Fund involves risks, including the possible loss of principal. The Fund is a new fund with limited operating history and may not attract sufficient assets to achieves its investment objective. Commodities contain a heightened risk including market and price movements that are outside the Fund’s control and may be influenced by weather and climate conditions, livestock disease, war, terrorism, political conflicts and economic event, interest rates, currency exchange rates, U.S. and non-U.S. government regulation and taxation. Investing in derivatives, including futures and swaps, entails risks relating to liquidity, counterparty, leverage and credit that may reduce return and increase volatility. Investments held in U.S. government securities and money market instruments can suffer losses. The Fund is exposed to non-diversification risk which results from the Fund’s direct or indirect investment in commodities and futures contracts that are economically identical or substantially similar. For more information about these and other risks including correlation and specific risks regarding each commodity sector and the investment in the Subsidiary, please read the Fund’s prospectus.

The SDCITR is unmanaged and does not reflect the deduction of any fees, expenses or taxes; individuals cannot invest directly in an Index.

This investment is not suitable for all investors. Funds that focus on a single sector generally experience greater volatility.

3

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND, SUMMERHAVEN DYNAMIC COMMODITY INDEX TOTAL RETURNSM1, BLOOMBERG COMMODITY INDEX TOTAL RETURNSM2 AND S&P GOLDMAN SACHS COMMODITY INDEX TOTAL RETURN®3 FROM MARCH 31, 2017 (INCEPTION DATE)* TO JUNE 30, 2018.

The following graph shows the value as of June 30, 2018 of a $10,000 investment made on March 30, 2017 (commencement of operations) in Class I Shares. For comparative purposes, the performance of the Fund’s benchmark, SummerHaven Dynamic Commodity Index Total ReturnSM1 (“SDCITR”) and the performance of Bloomberg Commodity Index Total ReturnSM2 and S&P Goldman Sachs Commodity Index Total Return®3 are shown. Performance of Class A Shares will vary from Class I Shares due to differences in class specific fees and any applicable sales charges.

4	Annual Report June 30, 2018

	One Year Return	Fund’s Since Inception Return (3/31/2017)
USCF Commodity Strategy Fund (Class A) No Load	13.03%	10.72%
USCF Commodity Strategy Fund (Class A) With Load	13.03%	10.72%
USCF Commodity Strategy Fund (Class I)	13.46%	11.24%
SummerHaven Dynamic Commodity Index Total ReturnSM1	15.29%	13.61%
Bloomberg Commodity Index Total ReturnSM2	7.35%	4.12%
S&P Goldman Sachs Commodity Index Total Return®3	30.04%	22.94%

*	The Fund’s performance inception date is March 31, 2017. The Fund started accruing expenses and commenced operations on March 30, 2017. The above Fund performance may differ from the Consolidated Financial Highlights due to timing differences.
[1]	The SummerHaven Dynamic Commodity Index Total Return (“SDCITR”) is an index designed to reflect the performance of a fully margined and collateralized portfolio of exchange-traded commodities futures contracts. The total return of the SDCITR is based upon the market price movements of its component futures contracts and the return on the hypothetical investments used to collateralize those futures contracts. At any time, the SDCITR is comprised of 14 commodity futures contracts (the “Component Futures Contracts”), weighted equally by notional amount, selected each month based upon a universe of 27 eligible commodities and futures contracts for those commodities. The eligible futures contracts are traded on the Futures Exchanges in major industrialized countries, and typically have active and liquid markets. As of June 30, 2018, the universe of eligible commodities, categorized into six commodity sectors, including: energy, precious metals, industrial metals, grains, softs, and livestock. The SDCITR is rules-based and reconstituted and rebalanced monthly using quantitative formulas, subject to the constraint that each of the six commodity sectors above must be represented by at least one Component Futures Contract.
[2]	The Bloomberg Commodity Index Total ReturnSM (“BCOM”) is an index that tracks the performance of 22 broadly diversified commodity futures contracts. Prior to July 1, 2014, BCOM was known as the Dow Jones-UBS Commodity Index.
[3]	The S&P Goldman Sachs Commodity Index Total Return® (“SPGSCI”) is a composite index representing the unleveraged, long-only performance of a diversified group of commodity futures contracts. The returns are calculated on a fully collateralized basis with full reinvestment.

5

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Performance figures for the Fund reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return for the Fund would have been lower. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call 1-800-920-0259.

The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

6	Annual Report June 30, 2018

DISCLOSURE OF FUND EXPENSES

As a shareholder of the USCF Commodity Strategy Fund (the “Fund”), a series of the USCF Mutual Funds Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as sales loads, and (2) ongoing costs, including management fees, distribution and service fees (with respect to Class A Shares) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 until June 30, 2018.

Actual Expenses. The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line under each share class in the table below provides information about hypothetical account values and hypothetical net expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included your costs would have been higher.

7

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND

	Beginning Account Value 1/1/2018	Ending Account Value 6/30/18	Expenses Paid During the Period(a)	Annualized Expense Ratio
CLASS A
Actual Fund Return	$1,000.00	$1,026.30	$6.52	1.30%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.36	$6.50	1.30%
CLASS I
Actual Fund Return	$1,000.00	$1,028.50	$4.78	0.95%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%

(a)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the classes’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

8	Annual Report June 30, 2018

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2018

Besides the following listed futures contracts, treasury bills and time deposits of the Fund and it’s wholly-owned subsidiary, there were no additional investments held by the Fund at June 30, 2018.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at June 30, 2018 (see Security Valuation in the Consolidated Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Futures Contracts - Long
Foreign Contracts
LME Lead Futures LL July 2018 contracts	3	$179,788	Jul-18	$1,094	0.0%*
LME Aluminum Futures LA August 2018 contracts	4	215,593	Aug-18	(2,907)	(0.1)%
LME Zinc Futures LX August 2018 contracts	3	239,665	Aug-18	(24,990)	(0.9)%
LME Lead Futures LL August 2018 contracts	3	189,731	Aug-18	(8,925)	(0.3)%
LME Lead Futures LL September 2018 contracts	3	183,103	Sep-18	(2,315)	(0.1)%
LME Nickel Futures LN November 2018 contracts	2	171,126	Nov-18	8,165	0.3%
ICE-US Gas Oil Futures QS December 2018 contracts	3	176,000	Dec-18	26,800	0.9%
ICE Brent Crude Oil Futures CO February 2019 contracts	3	189,570	Dec-18	42,030	1.5%
	24	1,544,576		38,952	1.3%
United States Contracts
CME Live Cattle Futures LC August 2018 contracts	5	207,280	Aug-18	6,170	0.2%
CBOT Soybean Meal Futures SM October 2018 contracts	5	183,550	Oct-18	(18,400)	(0.6)%
CME Lean Hogs Futures LH October 2018 contracts	8	194,750	Oct-18	(3,470)	(0.1)%
COMEX Gold Futures GC October 2018 contracts	2	253,040	Oct-18	(1,000)	0.0%*
NYMEX RBOB Gasoline Futures RB December 2018 contracts	3	232,143	Nov-18	16,456	0.6%
ICE-US Cotton #2 Futures CT December 2018 contracts	5	197,485	Dec-18	12,315	0.4%

The accompanying consolidated notes are an integral part of the financial statements.

9

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2018 (continued)

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
ICE Cocoa Futures CC December 2018 contracts	8	$210,720	Dec-18	$(8,240)	(0.3)%
NYMEX WTI Crude Oil Futures CL March 2019 contracts	3	193,730	Feb-19	8,950	0.3%
NYMEX Heating Oil Futures HO April 2019 contracts	2	183,905	Mar-19	1,558	0.0%*
	41	1,856,603		14,339	0.5%
Open Futures Contracts - Short**
Foreign Contracts
LME Lead Futures LL July 2018 contracts	3	(174,656)	Jul-18	(6,245)	(0.2)%
LME Lead Futures LL August 2018 contracts	3	(194,481)	Aug-18	13,658	0.5%
LME Lead Futures LL September 2018 contracts	3	(181,104)	Sep-18	296	0.0%*
	9	(550,241)		7,709	0.3%
Total Open Futures Contracts***	74	$2,850,938		$61,000	2.1%

The accompanying consolidated notes are an integral part of the financial statements.

10	Annual Report June 30, 2018

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2018 (continued)

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
1.56%, 7/05/2018	$100,000	$99,983	3.5%
1.56%, 7/12/2018	100,000	99,953	3.5%
1.47%, 7/19/2018	100,000	99,927	3.5%
1.61%, 7/26/2018	100,000	99,889	3.5%
1.63%, 8/02/2018	100,000	99,856	3.5%
1.71%, 8/09/2018	100,000	99,816	3.5%
1.78%, 8/16/2018	200,000	199,548	6.9%
1.82%, 8/23/2018	150,000	149,602	5.2%
1.82%, 8/30/2018	100,000	99,699	3.4%
1.85%, 9/06/2018	100,000	99,659	3.4%
1.65%, 9/13/2018	100,000	99,664	3.4%
1.93%, 9/20/2018	100,000	99,569	3.4%
1.91%, 9/27/2018	100,000	99,536	3.4%
1.87%, 10/04/2018	150,000	149,266	5.2%
1.78%, 10/11/2018	100,000	99,500	3.4%
1.97%, 10/18/2018	100,000	99,410	3.4%
2.00%, 10/25/2018	50,000	49,681	1.7%
2.01%, 11/01/2018	100,000	99,319	3.4%
1.84%, 11/08/2018	150,000	149,012	5.1%
2.03%, 11/15/2018	50,000	49,617	1.7%
1.78%, 12/06/2018	100,000	99,230	3.4%
Total Treasury Obligations (Cost $2,241,736)		$2,241,736	77.4%

United States - Money Market Funds
Fidelity Investments Money Market Funds - Government Portfolio	165,000	165,000	5.7%
Goldman Sachs Financial Square Funds - Government Fund - Class FS	45,000	45,000	1.6%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	50,000	50,000	1.7%
Total Money Market Funds (Cost $260,000)		$260,000	9.0%

The accompanying consolidated notes are an integral part of the financial statements.

11

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2018 (continued)

	Face Amount	Market Value	% of Total Net Assets
Time Deposit
Sumitomo, 1.27% due 07/02/2018	$248,604	$248,604	8.6%
Total Time Deposit (Cost $248,604)		$248,604	8.6%
Total Cash Equivalents (Cost $2,750,340)		$2,750,340	95.0%

Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bills:
1.76%, 1/03/2019	50,000	49,554	1.7%
2.20%, 3/28/2019	50,000	49,190	1.7%
Total United States Treasury Obligations (Cost $98,744)		$98,744	3.4%
Total Short-Term Investments (Cost $98,744)		$98,744	3.4%
Total Investments (Cost $2,849,084)(a)		$2,910,084	100.5%
Liabilities, in Excess of Other Assets		(15,877)	(0.5)%
Total Net Assets		$2,894,207	100.0%

*	Position represents less than 0.05%.
**	All short contracts are offset by the same number of Futures Contracts in the corresponding long positions and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $348,803 on open futures contracts.
(a)	The aggregate cost of investments for tax purposes was $2,849,084.
Summary of Investments by Country^
United States	89.9%
Japan	8.5%
United Kingdom	1.6%
Total	100.0%
^	As a percentage of total investments. All securities are listed on U.S. Exchanges.

The accompanying consolidated notes are an integral part of the financial statements.

12	Annual Report June 30, 2018

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018

Assets:
Investments, at Market Value:
Cash and Cash Equivalents	$2,750,340
Short-Term Investments	98,744
Net Unrealized Appreciation (Depreciation) on Open Futures Contracts	61,000
2,910,084
Cash	—
Receivables:
From Manager	97,975
Dividends and Interest Receivable	401
Other Assets	172
Total Assets	3,008,632

Liabilities:
Payables:
Due to Custodian	9,773
Accrued Management Fees	1,863
Accrued Sub Advisor Fees	942
Accrued Distribution and Service Fees - Class A	49
Accrued Administrative Agency Fees	78,120
Accrued Miscellaneous Expenses	23,678
Total Liabilities	114,425
Total Net Assets	$2,894,207

Net Assets Consist of:
Capital Paid In	$2,915,040
Accumulated Undistributed Net Investment Income (Loss)	1,336
Accumulated Net Realized Gain (Loss) on Futures Contracts	(83,169)
Net Unrealized Appreciation (Depreciation) on Open Futures Contracts	61,000
Total Net Assets	$2,894,207

Net Asset Value Per Share:
Class A
Total Net Assets	$124,433
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	4,495
Net Asset Value	$27.68
Class I
Total Net Assets	$2,769,774
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	99,610
Net Asset Value	$27.81

Investments, at Cost	$2,849,084

The accompanying consolidated notes are an integral part of the financial statements.

13

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2018

Investment Income:
Dividend Income (less net foreign withholding tax $0)	$676
Interest Income	30,606
Total Investment income	31,282

Expenses:
Management Fees	21,302
Sub Advisory Fees	7,995
Administrative Agency Fees	148,367
Distribution and Service Fees - Class A	272
Trustees Fees	41,363
Professional Fees	61,459
Shareholder Reporting Fees	19,513
Total Expenses	300,271
Less Fees Waived (Note 4) - Class A	(11,238)
Less Fees Waived (Note 4) - Class I	(263,355)
Net Expenses	25,678
Net Investment Income (Loss)	5,604

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Futures Contracts	240,643
Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts	81,586
Net Change in Realized and Unrealized Gain (Loss) on Futures Contracts	322,229
Net Increase (Decrease) in Net Assets Resulting from Operations	$327,833

The accompanying consolidated notes are an integral part of the financial statements.

14	Annual Report June 30, 2018

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 2018 AND THE PERIOD ENDED
JUNE 30, 2017*

	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017*
Operations:
Net Investment Income (Loss)	$5,604	$(2,958)
Net Realized Gain (Loss) on Futures Contracts	240,643	(24,800)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	81,586	(20,586)
Net Increase (Decrease) in Net Assets Resulting from Operations	327,833	(48,344)

Shareholder Transactions:
Proceeds from Shares Sold - Class A	19,969	10
Proceeds from Shares Sold - Class I	100,795	2,400,000
Shares Issued as Reinvestment of Dividends and Distributions - Class A	—	—
Shares Issued as Reinvestment of Dividends and Distributions - Class I	—	—
Cost of Shares Redeemed - Class A	(6,056)	—
Cost of Shares Redeemed - Class I	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	114,708	2,400,010
Net Increase (Decrease) in Net Assets	442,541	2,351,666

Net Assets:
Beginning of Period	2,451,666	100,000
End of Period[1]	$2,894,207	$2,451,666
[1]Includes Accumulated Undistributed Net Investment Income (Loss) of:	$1,336	$—

Changes in Shares Outstanding:
Class A
Shares Outstanding, Beginning of Period	4,000	4,000 *
Shares Issued	710	—
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	(215)	—
Shares Outstanding, End of Period	4,495	4,000

Class I
Shares Outstanding, Beginning of Period	96,000	— *
Shares Issued	3,610	96,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	—	—
Shares Outstanding, End of Period	99,610	96,000

*	Inception Date, March 31, 2017.

The accompanying consolidated notes are an integral part of the financial statements.

15

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	Class A
	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017*
Net Asset Value, Beginning of Period	$24.50	$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss)	3.24	(0.45)
Total Income (Loss) from Operations	3.18	(0.50)
Net Asset Value, End of Period	$27.68	$24.50

Total Return(b)	12.98%	(2.04)%
Net Assets, End of Period (thousands)	$124	$98
Ratios of Average Net Assets:
Gross Expenses	11.62%	16.76	%**
Net Expenses	1.30%	1.30	%**
Net Investment Income (Loss)	(0.24)%	(0.84	)%**
Portfolio Turnover Rate(c)	25%	15%
*	Inception Date, March 31, 2017.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying consolidated notes are an integral part of the financial statements.

16	Annual Report June 30, 2018

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	Class I
	For the Year Ended June 30, 2018		For the Period Ended June 30, 2017*
Net Asset Value, Beginning of Period	$24.52		$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.03		(0.03)
Net Realized and Unrealized Gain (Loss)	3.26		(0.45)
Total Income (Loss) from Operations	3.29		(0.48)
Net Asset Value, End of Period	$27.81		$24.52

Total Return(b)	13.42%		(1.96)%
Net Assets, End of Period (thousands)	$2,770		$2,354
Ratios of Average Net Assets:
Gross Expenses	11.26%		16.50	%**
Net Expenses	0.95%		0.95	%**
Net Investment Income (Loss)	0.00	%***	(0.49	)%**
Portfolio Turnover Rate(c)	25%		15%

*	Inception Date, March 31, 2017.
**	Annualized.
***	Position represents less than 0.05%.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying consolidated notes are an integral part of the financial statements.

17

USCF MUTUAL FUNDS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2018

NOTE 1 – ORGANIZATION

The USCF Mutual Funds Trust (the “Trust”) is a Delaware statutory trust formed on July 11, 2016. The Trust is authorized to have multiple segregated series or portfolios, and may establish additional series or portfolios in the future. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one investment portfolio: the USCF Commodity Strategy Fund (the “Fund”). The Fund currently offers two classes of shares: Class A and Class I. The Fund may offer additional classes of shares in the future. The Fund issues shares of beneficial interest with $0.001 par value. The Fund is managed by USCF Advisers LLC (the “Adviser”). The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014 and is a wholly-owned subsidiary of Wainwright Holdings, Inc. The Adviser is also the investment adviser for USCF Cayman Commodity 1 (the “Subsidiary”), a wholly-owned subsidiary of the Fund.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Fund is an investment company and follows the accounting and reporting guidance in FASB Topic 946.

Calculation of Net Asset Value Per Share

The Fund’s share price is its Net Asset Value (“NAV”) per share. The Fund determines the NAV per share of each class by dividing the Fund’s net assets (i.e., its assets less liabilities) by the total number of outstanding shares of that class.

18	Annual Report June 30, 2018

The Fund’s NAV is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (each, a “Business Day”). The NYSE is open for business Monday through Friday, except in observation of the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. NYSE holiday schedules are subject to change without notice.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Holdings that may be valued using “fair value” pricing may include, but are not limited to, holdings for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), holdings subject to non-U.S. investment limits or currency controls, and holdings affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a holding trades but before the Fund’s next NAV calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of holdings used by the Fund to calculate its NAV may differ from quoted or published prices for the same holdings.

The value of the Fund’s assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-Business Days). As such, the value of the Fund’s investments may change on days when you will not be able to purchase or redeem Fund shares.

Security Valuation

i. Treasuries

The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

ii. Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

19

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at June 30, 2018, using the fair value hierarchy:

Investments	Total	Level 1	Level 2	Level 3
Cash Equivalents:
Time Deposit	$248,604	$248,604	$—	$—
United States Treasury Obligations	2,241,736	2,241,736	—	—
United States - Money Market Funds	260,000	260,000	—	—
Total Cash Equivalents, at fair value	$2,750,340	$2,750,340	$—	$—
Short-Term Investments:
United States Treasury Obligations	98,744	98,744	—	—
Total Short-Term Investments, at fair value	$98,744	$98,744	$—	$—
Exchange-Traded Futures Contracts
Foreign Contracts	$46,661	$46,661	$—	$—
United States Contracts	14,339	14,339	—	—
Total Exchange-Traded Futures Contracts	$61,000	$61,000	$—	$—
Total Investments	$2,910,084	$2,910,084	$—	$—

For the year ended June 30, 2018, the Fund did not have any transfers between Level 1, Level 2 and Level 3 securities.

The Fund adopted the provisions of Accounting Standards Codification 815 – Derivatives and Hedging, which require presentation of qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivatives.

20	Annual Report June 30, 2018

Fair Value of Derivative Instruments
Derivatives not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities	Fair Value At June 30, 2018	Fair Value At June 30, 2017
Open Futures Contracts	Assets	$61,000	$(20,586)

The Effect of Derivative Instruments on the Consolidated Statement of Operations

		For the year ended June 30, 2018		For the period ended June 30, 2017*
Derivatives not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Open Futures Contracts	Net Realized Gain (Loss) on Futures Contracts	$240,643		$(24,800)

	Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts		$81,586		$(20,586)

*	Inception date, March 31, 2017.

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

As of and during the year ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.

The Fund follows ASC 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

21

Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of June 30, 2018, attributable to adjustments from the Subsidiary, were reclassified to the following accounts:

Capital Paid In	$339,788
Undistributed (Distribution in Excess) Net Investment Income	$(4,268)
Undistributed (Accumulated) Net Realized Gain (Loss)	$(335,520)

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2017 initial year tax return. The Fund’s federal tax return is subject to examination by the IRS for three subsequent fiscal years.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

22	Annual Report June 30, 2018

Other

The Fund follows industry practice and records security transactions on the trade date.

NOTE 3 – RISKS

The Fund’s risks include, but are not limited, to the following:

i. Cayman Subsidiary

The Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of the Fund. The Subsidiary allows the Fund to gain exposure to certain types of commodity-linked derivative instruments and satisfy regulated investment company (“RIC”) tax requirements. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Fund may invest up to 25% of its total assets in the Subsidiary. The accompanying Consolidated Schedule of Investments and Consolidated Financial Statements include the positions and accounts of the Subsidiary. All inter-fund balances and transactions, if any, have been eliminated in consolidation.

As of June 30, 2018, the Fund and the Subsidiary net assets were as follows:

Total Net Assets	Subsidiary Net Assets	% of Fund Represented by Subsidiary’s Net Assets
$ 2,894,207	$ 510,222	17.6%

ii. Commodity Interests and Other Derivatives

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodity Interests, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivative instruments such as cash-settled options, forward contracts, options on futures contracts, cleared swap contracts, swap contracts other than cleared swap contracts, and other options and swaps, collectively with the Component Futures Contracts, are called the “Commodity Interests”. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange-traded funds because SDCI will implement its investment strategy primarily through investments in Commodity Interests, which are derivative instruments.

23

Commodities Risk. Exposure to the commodities markets through investments in Commodity Interests may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

Commodities Tax Risk. The Fund intends to qualify as a RIC under subchapter M of the Internal Revenue Code (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund believes based on current law that its taxable income from the Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. If the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC and be subject to federal income tax at the fund level. Such adverse effects could also, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investments in the Subsidiary and in Commodity Interests as necessary to maintain its qualifications as a RIC.

NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as investment adviser to the Fund and as such has overall responsibility for the general management and administration of the Trust pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser. The Adviser provides an investment program for the Fund and manages the investment of the Fund’s assets. The Sub-Adviser, SummerHaven Investment Management, LLC (the “Sub-Adviser”) manages the Subsidiary’s investments in Commodity Interests subject to the oversight of the Adviser.

The Adviser bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees of the Trust (the “Board”) who are affiliated with the Adviser. The Adviser may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of the Fund shares. As compensation for its services and its assumption of certain expenses, the Fund pays the Adviser a management fee, which is calculated daily and paid monthly, equal to 0.80% of the Fund’s average daily net assets. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

24	Annual Report June 30, 2018

The Adviser also serves as investment adviser to the Subsidiary pursuant to an Investment Advisory Agreement (the “Subsidiary Investment Advisory Agreement”). The Sub-Adviser provides services to the Subsidiary pursuant to a Sub-Advisory Agreement (the “Subsidiary Sub-Advisory Agreement”). The Advisory Agreement, the Subsidiary Investment Advisory Agreement, and the Subsidiary Sub-Advisory Agreement were approved by the Board at the October 13, 2016 meeting of the Board.

Expense Limitation Agreement

The Adviser has entered into the Expense Limitation Agreement with the Fund under which the Adviser has agreed to waive and/or reimburse fees or pay Fund expenses in order to limit the Fund’s Total Annual Operating Expenses (excluding interest expenses, taxes, brokerage commissions, expenses that are capitalized in accordance with generally accepted accounting principles, expenses related to short sales, acquired fund fees and expenses, and extraordinary expenses) to 1.30% and 0.95% of the Fund’s average daily net assets for the Class A and Class I share classes, respectively. This agreement (the “Expense Limitation Agreement”) is in effect through October 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Limitation Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to reimburse any such waived fees or expenses more than three years after the date on which the fees or expenses were waived or reimbursed. The Expense Limitation Agreement may not be terminated or modified prior to October 31, 2018 except with the approval of the Board.

The Adviser may terminate the Expense Limitation Agreement at any time after October 31, 2018, but upon not less than 90 days’ notice to the Board. The terms of the Expense Limitation Agreement may be revised upon renewal, if renewed. The Adviser is permitted to recoup from the Fund previously waived fees or reimbursed expenses for three years from the date on which the fees were waived or expenses reimbursed, as long as such recoupment does not cause such Fund’s operating expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed.

As of June 30, 2018, the recoupment amount of the expenses to the Adviser is as follows:

Accrued in Fiscal Year:	Amount Eligible:	Amount Recouped:	Amount Expires:
3/31/2017* – 6/30/2017	$ 94,905	$ 0	2020
7/1/2017 – 6/30/2018	$274,593	$ 0	2021

* Inception date, March 31, 2017.

25

Administrator and Custodian

Brown Brothers Harriman & Company (“BBH”) serves as the administrator and custodian for the Fund. Under the Administrative Agency Agreement with the Trust, BBH performs certain administrative, accounting and dividend disbursing services for the Fund and prepares certain reports filed with the U.S. Securities and Exchange Commission (“SEC”) on behalf of the Trust and the Fund. Under the Custodian Agreement with the Trust, BBH maintains in separate accounts: cash, securities and other assets of the Fund; keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Trust for the Fund. As compensation for the foregoing services, BBH receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are charged to the Fund.

Fund Transfer Agent

ALPS Fund Services, Inc. serves as the Fund’s transfer agent.

Buying and Selling Fund Shares

In general, you may purchase, redeem, or exchange shares of the Fund on any business day, which is any day the NYSE is open for business, by written request via mail (USCF Commodity Strategy Fund, P.O. Box 1920, Denver, CO 80201), or by telephone at 1(844) 312-2114, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account. The minimum initial and subsequent investment amounts are shown below:

For Class A Shares
To open an account	$1,000
To add an account	$250
For Class I Shares
To open an account	$100,000
To add an account	None

Distributor

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the principal underwriter of the Fund’s shares. The Distributor is obligated to sell the shares of the Fund only on a best efforts basis against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Basket aggregations. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

26	Annual Report June 30, 2018

Licensing Agreement

SummerHaven Index Management, LLC (“SHIM”), an affiliate of the Sub-Adviser, owns and maintains the SummerHaven Dynamic Commodity Index Total ReturnSM (the “Index”). The Adviser and SHIM have entered into a licensing agreement for the use of the Index, for which the Adviser pays SHIM a licensing fee. The licensing fee is separate from the management fee paid to SummerHaven for sub-advisory services provided to the Subsidiary.

NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the year ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were $150,000 and $301,006, respectively.

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and capital gain distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 – BENEFICIAL OWNERSHIP

Certain owners of the Adviser are also owners and/or trustees of the Fund. These individuals may receive benefits from any management fees paid to the Adviser.

NOTE 8 – DIVIDEND AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended June 30, 2018, were from Ordinary Income and Capital Gains in the amounts as follows:

Ordinary Income	Capital Gains
$ —	$ —

27

As of June 30, 2018, the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income - Net	$341,124
Undistributed Long-Term Capital Gains - Net	—
Other Book/Tax Temporary Differences	(422,957)
Unrealized Appreciation (Depreciation)	61,000
Total Accumulated Earnings/(Losses) - Net	$(20,833)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax adjustments from the Subsidiary.

NOTE 9 – CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of June 30, 2018, the Fund did not generate a net capital loss carryforward.

NOTE 10 – TRUSTEES FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. For the fiscal year ended June 30, 2018, the Fund paid $40,500 to the Independent Trustees as regular compensation.

NOTE 11 – CASH MANAGEMENT TRANSACTIONS

The Fund subscribes to BBH Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Fund’s cash balances into overnight offshore time deposits with either BBH’s Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Fund to earn interest on cash balances.

Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction including, but not limited to, freeze, seizure, or diminution. The Fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the BBH CMS are accounted for on a cost basis, which approximates market value.

28	Annual Report June 30, 2018

NOTE 12 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In December 2016, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016.

The Rule was adopted to modernize the reporting of information by registered investment companies. It is designed to improve the quality and type of information that all funds provide to the SEC and investors. Among other things, the Rule requires that portfolio wide and position-level information and census information be provided in a “structured data format,” which will allow the SEC to more effectively analyze the data to respond to market and fund- specific events. There are four main components of the Rule: adoption of Form N-PORT for reporting portfolio-wide and position-level information, and the rescission of Form N-Q; adoption of Form N-CEN, for reporting census-type information, and the rescission of Form N-SAR; amendments to Regulation S-X to require (among other changes) standardized reporting of derivatives holdings in a fund’s financial statements; and amendments to Forms N-1A, N-3 and N-CSR to require certain disclosures regarding a fund’s securities lending activities. Compliance dates for the Rule are August 1, 2017 for Regulation S-X, Forms N-1A, N-3 and N-CSR amendments; June 1, 2018 for From N-CEN and June 1, 2019 for Form N-PORT as the Funds have less than $1 billion in assets.

Management is currently evaluating the implications of above announcements and their impact on financial statement disclosures.

NOTE 13 – SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
USCF Mutual Funds Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of the USCF Commodity Strategy Fund and Subsidiary (the initial series of the USCF Mutual Funds Trust) (the “Fund”), including the consolidated schedule of investments as of June 30, 2018, the related consolidated statement of operations for the year then ended, and the related consolidated statements of changes in net assets and financial highlights for the year then ended and for the period from inception (March 31, 2017) through June 30, 2017, and the related notes and schedules (collectively referred to as the financial statements).

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, the results of its operations for the year then ended, and the results of its changes in net assets and financial highlights for the year then ended and for period from inception (March 31, 2017) through June 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The Fund’s management is responsible for these financial statements. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

30	Annual Report June 30, 2018

Our audits of the financial statements included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our audits also included performing such other procedures as we considered necessary in the circumstances. We believe that our audits provide a reasonable basis for our opinion.

/s/ Spicer Jeffries LLP

We have served as the Fund’s auditor since 2014.

Denver, Colorado
August 27, 2018

31

ADDITIONAL INFORMATION (unaudited)

Members of the Board and Officers of the Trust

Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations and other directorships for a minimum of the last five years, of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust and Trust Agreement.

The Chairman of the Board, Nicholas D. Gerber, and Management Trustees, Andrew F Ngim and Stuart P. Crumbaugh are interested persons of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (“Interested Trustees”) because of their affiliation with the Adviser.

Messrs. Thomas E. Gard, Jeremy Henderson, John D. Schwartz, and H. Abram Wilson, and their immediate family members have no affiliation or business connection with the Adviser or the Funds’ principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Adviser or the Funds’ principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.”

The following tables present information about the Trustees and Officers. The Statement of Additional Information has additional information about the Trustees and is available without charge, upon request, by contacting the Fund at 1(800) 920-0259, or visiting: www.uscfinvestments.com.

32	Annual Report June 30, 2018

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Thomas E. Gard Year of Birth: 1959	Independent Trustee	Since 2016	Partner of Armanino LLP from 1995 to Present; Member of Armanino Executive Committee from 2001 to 2015; and Partner in Charge of Armanino LLP Audit Department December from 2004 to 2013.	Four	N/A

Jeremy Henderson Year of Birth: 1956	Independent Trustee	Since 2016	Retired from 2007 to Present; Managing Director of Societe Generale from 1991 to 2007.	Four	N/A

John D. Schwartz Year of Birth: 1968	Independent Trustee	Since 2016	President of Sam CLAR Office Furniture from 1996 to Present.	Four	N/A

H. Abram Wilson Year of Birth: 1946	Independent Trustee	Since 2016	San Ramon City, CA Councilmember from 1999 to 2011, including Mayor of San Ramon City, CA from 2002 to 2009. Mr. Wilson has been retired from 2011 to Present.	Four	N/A

33

Interested Trustees and Officers of the Trust

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Nicholas D. Gerber(3) Year of Birth: 1962	Chairman and Trustee	Since 2016	Chairman of the Board of Directors of United States Commodity Funds LLC, which is the sponsor of a family of commodity pools whose shares are registered under the Securities Act of 1933 (“USCF”) since 2005; President and Chief Executive Officer of USCF from 2005 through June 2015; Serves on Board of Managers of USCF Advisers LLC (“Advisers”) since June 2014 and President and Chief Executive Officer of Advisers from June 2014 to June 2015; Vice President of USCF since June 2015; Chief Executive Officer, President and Secretary of Concierge Technologies, Inc. (“Concierge”) since January 2015; Co-founded Ameristock Corporation in March 1995, a registered investment adviser under the Investment Advisers Act of 1940 from March 1995 until January 2013; and Portfolio Manager of the Ameristock Mutual Fund, Inc. a mutual fund registered under the 1940 Act, from August 1995 to January 2013.	Four	Management Director of USCF. Chairman of the Board of Concierge since January 26, 2015.

34	Annual Report June 30, 2018

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
John P. Love Year of Birth: 1971	President (Principal Executive Officer)	Since 2016	Chief Executive Officer and President of USCF since June 2015 and Management Director of USCF since October 2016; Senior Portfolio Manager of USCF from March 2010 to June 2015; Portfolio Manager of USCF from April 2006 to March 2010; President of USCF Advisers since June 2015 and serves on Board of Managers of USCF Advisers since November 2016.	N/A	Management Director of USCF, since October 2016. Director of Wainwright Holdings Inc. since December 2016.

Stuart P. Crumbaugh(3) Year of Birth: 1963	Chief Financial Officer (Principal Accounting Officer), Treasurer, and Trustee	Since 2016	Chief Financial Officer of Concierge since December 2017. Chief Financial Officer (Principal Accounting Officer), Treasurer and Secretary of USCF Advisers and USCF since June 2015 and May 2015, respectively; Vice President Finance and Chief Financial Officer of Sikka Software Corporation from April 2014 to April 2015; Vice President, Corporate Controller and Treasurer of Auction.com, LLC from December 2012 to December 2013; Chief Financial Officer of IP Infusion Inc. from March 2011 to September 2012; Consultant from January 2010 to February 2011.	Four	N/A

35

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Andrew F Ngim(3) Year of Birth: 1960	Trustee, Vice President, Secretary, and Portfolio Manager	Since 2016	Co-founded USCF in 2005 and has served as a Management Director since May 2005 and Chief Operating Officer since August 2016; Portfolio Manager for the United States Commodity Index Funds Trust since January 2013; Treasurer of USCF from June 2005 to February 2012; Assistant Secretary and Assistant Treasurer of USCF Advisers since June 2013; Prior to and concurrent with his services to USCF, from January 1999 to January 2013, Mr. Ngim served as Managing Director for Ameristock Corporation which he co-founded in March 1995 and was Co-Portfolio manager of Ameristock Mutual Fund, Inc. from January 2000 to January 2013; Portfolio Manager for USCF ETF Trust since 2014.	Four	Management Director of USCF since May 2005.

36	Annual Report June 30, 2018

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Carolyn M. Yu Year of Birth: 1958	Chief Compliance Officer, and AML Officer	Chief Legal Officer from 2016 to April 2018; Chief Compliance Officer and AML Officer since 2016	General Counsel of Concierge since November 2017. Chief Compliance Officer of USCF since February 2013; General Counsel of USCF from May 2015 to April 2018 and Assistant General Counsel of USCF from August 2011 through April 2015; from May 2015 to April 2018, Ms. Yu served as Chief Legal Officer of USCF Advisers and serves as Chief Compliance Officer of USCF Advisers since May 2015; Associate Counsel, Assistant Chief Compliance Officer of USCF ETF Trust from June 2014 to February 2015; Branch Chief – Securities Enforcement Branch for the State of Hawaii, Department of Commerce and Consumer Affairs 2008 - 2011.	N/A	N/A

Daphne G. Frydman Year of Birth: 1974	Chief Legal Officer; Assistant Secretary	Chief Legal Officer since May 2018; Assistant Secretary since 2016	General Counsel of USCF and USCF Advisers since May 2018; Deputy General Counsel of USCF from May 2016 to April 2018; Assistant Secretary since October 2016; Partner at Sutherland Asbill & Brennan LLP from January 2011 to April 2016; and counsel and associate at the same from 2009 to 2010 and from 2001 to 2008, respectively.	N/A	N/A

(1)	The address of each Trustee and officer is c/o USCF Mutual Fund Trust, 1999 Harrison Street, Suite 1530, Oakland, California 94612.
(2)	The Trustees and officers serve until their successors are duly elected and qualified.
(3)	Messrs. Gerber, Crumbaugh and Ngim are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with the Adviser.

37

Investment Adviser

USCF Advisers LLC
1999 Harrison Street, Suite 1530
Oakland, California 94612

Administrator and Custodian

Brown Brothers Harriman & Company
50 Post Office Square
Boston, Massachusetts 02110-1548

Transfer Agent

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Independent Registered Public Accounting Firm

Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, Colorado 80237

Trustees

Nicholas D. Gerber
Stuart P. Crumbaugh
Andrew F Ngim
Jeremy Henderson
John D. Schwartz
H. Abram Wilson
Thomas Gard

38	Annual Report June 30, 2018

Proxy Voting Information

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of the Fund is available without charge by contacting the Fund at 1.800.920.0259, on the Fund’s website at www.uscfinvestments.com and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted such proxies since inception to the year ended June 30, 2018 is also available without charge by calling the Fund and on the SEC’s website at www.sec.gov.

ALPS Distributors, Inc.

An investment in a Fund must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

ITEM 2. CODE OF ETHICS.

As of the period ended June 30, 2018 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions. During the Reporting Period, there were no changes to, amendments to, or waivers from any provision of the code of ethics. A copy of this code of ethics may also be obtained upon request, free of charge, by calling (510) 522-9600 and is also available on the Registrant’s website at www.uscfinvestments.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Mr. Thomas E. Gard possesses the attributes identified in Instruction (b) of Item 3 of Form N-CSR and has designated Mr. Gard as the Registrant’s “audit committee financial expert.” Mr. Gard qualifies as an “independent” Trustee, meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the 1940 Act) and he does not accept directly or indirectly, any consulting, advisory, or other compensatory fee from the Registrant (except in his capacity as a Board or committee member).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for each of the last two fiscal years ended June 30, 2018, and June 30, 2017 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year were $16,000 in 2018 and $17,500 in 2017.

(b) Audit Related Fees

The aggregate fees billed for each of the last two fiscal years ended June 30, 2018, and June 30, 2017, for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2018 and $0 in 2017.

(c) Tax Fees

The aggregate fees billed for each of the last two fiscal years ended June 30, 2018 and June 20, 2017 for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $2,500 in 2018 and $2,500 in 2017. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d) All Other Fees

The aggregate fees billed for each of the last two fiscal years ended June 30, 2018, and June 30, 2017, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2018 and $0 for 2017.

(e)(1) Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2018 and 0% for 2017; Tax Fees were 13.5% for 2018 and 12.5% for 2017; and all Other Fees were 0% for 2018 and 0% for 2017.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $0 for 2018 and $0 for 2017.

(h) The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant. The audit committee members are Jeremy Henderson, John D. Schwartz, H. Abram Wilson and Thomas E. Gard.

(b)	Not applicable.

ITEM 6. INVESTMENTS.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of the Registrant’s principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications of the Registrant’s principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF Mutual Funds Trust

By:	/s/ John P. Love
John P. Love
Title:	President and Chief Executive Officer (Principal Executive Officer)

Date:	September 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love
John P. Love
Title:	President and Chief Executive Officer (Principal Executive Officer)

Date:	September 4, 2018

By:	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh
Title:	Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 4, 2018